Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net of allowance for doubtful accounts	$ 58,026	$ 51,755
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	298,698,490	290,541,729
Common Stock, shares outstanding	298,698,490	290,541,729
Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	0	0
Common Stock, shares outstanding	0	0
Common Class C [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	0	0
Common Stock, shares outstanding	0	0
Common Class X [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,983,448,411	4,987,036,068
Common stock, shares issued	166,569,908	182,077,479
Common Stock, shares outstanding	166,569,908	182,077,479
Common Class Y [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	989,681,838	997,261,325
Common stock, shares issued	225,960,405	227,836,134
Common Stock, shares outstanding	225,960,405	227,836,134